CONCENTRATION OF RISK (Details Narrative)	12 Months Ended		12 Months Ended
	Feb. 28, 2014 Three Customers [Member]	Feb. 28, 2013 Three Customers [Member]	Feb. 28, 2013 Two Customers [Member]	Feb. 28, 2014 Largest Customer [Member]	Feb. 28, 2013 Largest Customers [Member]
Revenue major customer percentage	15.00%		16.00%
Customers accounted accounts receivables	22.00%	23.00%		11.00%	9.00%